Common Stock and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Weighted Average Assumptions Used in Estimating Fair Value of Warrants
The fair value of all warrants classified as derivative financial instruments outstanding as of September 30, 2020 and December 31, 2019 were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	September 30, 2020		December 31, 2019
Stock price	CAD$	18.55	CAD$	43.05
Exercise price	CAD$	428.75	CAD$	428.75
Warrant term		0.53 years		1.28 years
Expected volatility		107.16%		72.43%
Risk-free interest rate		0.16%		1.72%
Dividend rate		0.00%		0.00%

The fair value of all warrants classified as derivative financial instruments outstanding as of December 31, 2019 and 2018 were estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	As of December 31,
	2019		2018
Stock price	CAD $	43.05	CAD$	448.00
Exercise price	CAD $	428.75	CAD$	381.15
Warrant term		1.28 years		1.71 years
Expected volatility		72.43%		75.31%
Risk-free interest rate		1.72%		1.80%
Dividend rate		0.00%		0.00%

Summary of Warrants Accounted for as Liabilities and Recorded as Derivative Financial Instruments
The following table summarizes warrants accounted for as liabilities and recorded as derivative financial instruments on the Company’s condensed consolidated balance sheets for the nine months ended September 30, 2020 and 2019 (amounts in thousands):

	Nine Months Ended September 30,
	2020	2019
Fair value of warrants at beginning of period	$5	$13,769
Exercise of warrants	—	(35)
Foreign exchange losses	(1)	382
Change in fair value of warrants during the period	(4)	(14,033)

Fair value of warrants at end of period	$—	$83

The following table summarizes the activities of warrants that the Company accounts for as liabilities and records as derivative financial instruments for the years ended December 31, 2019 and 2018 (amounts in thousands):

	Year Ended December 31,
	2019	2018
Fair value of warrants at beginning of year	$13,769	$6,941
Issuance of warrants	—	7,372
Exercise of warrants	(35)	(3,012)
Fair value of previously classified equity warrants	—	5,049
Fair value of previously classified liability warrants reclassified to additional paid-in capital	—	(2,478)
Foreign exchange losses (gains)	384	(872)
Change in fair value of warrants during the year	(14,113)	769

Fair value of warrants at end of year	$5	$13,769

Summary of Warrant Activity
The following is a summary of the Company’s warrant activity during the nine months ended September 30, 2020:

	Number of Warrants		Weighted Average Exercise Price
	CAD	US	CAD$	USD$
Outstanding as of December 31, 2019	68,351	18,607	$428.75	$428.40
Granted	—	178,776	—	16.10
Cancelled/Expired	—	(151)	—	376.25
Exercised	—	—	—	—

Outstanding as of September 30, 2020	68,351	197,232	$428.75	$54.71

The following is a summary of warrant activity during the years ended December 31, 2019 and 2018:

	Number of Warrants (by currency denomination of exercise price)		Weighted-Average Exercise Price
	CAD$	USD$	CAD$	USD$
Outstanding as of December 31, 2017	28,900	38,382	$258.30	$358.75
Granted	70,766	—	427.70	—
Expired	(648)	(3,901)	175.00	525.00
Exercised	(3,219)	(15,874)	345.80	236.25

Outstanding as of December 31, 2018	95,799	18,607	$381.15	$428.40

Granted	—	—	—	—
Cancelled/Expired	(26,352)	—	262.50	—
Exercised	(1,096)	—	262.50	—

Outstanding and exercisable as of December 31, 2019	68,351	18,607	$428.75	$428.40

Warrants Outstanding and Exercisable
The Company’s warrants outstanding and exercisable as of September 30, 2020 were as follows:

Number of Warrants Outstanding	Exercise Price	Expiration Date
7,740	USD$428.75	December 22, 2020
4,886	USD$428.75	December 28, 2020
5,830	USD$428.75	December 29, 2020
68,351	CAD$428.75	April 10, 2021
178,776	USD$16.10	March 20, 2025

265,583

The following table summarizes the Company’s warrants outstanding and exercisable as of December 31, 2019:

Number of Warrants Outstanding	Exercise Price	Expiration Date
108	US$376.25	June 26, 2020
43	US$376.25	July 17, 2020
7,740	US$428.75	December 22, 2020
4,886	US$428.75	December 28, 2020
5,830	US$428.75	December 29, 2020
68,351	CAD$428.75	April 21, 2021

86,958

March 2020 Offering
Summary of Weighted Average Assumptions Used in Estimating Fair Value of Warrants
The following table summarizes the weighted average assumptions used in estimating the fair value of the warrants granted in the March 2020 Offering using the Black-Scholes option pricing model as of the date of the closing of the offering on March 20, 2020.

March 20, 2020
Stock price	$12.25
Exercise price	$16.10
Warrant term	5.50 years
Expected volatility	82.41%
Risk-free interest rate	0.52%
Dividend rate	0.00%

April 2016 Offering
Summary of Weighted Average Assumptions Used in Estimating Fair Value of Warrants
The following table summarizes the weighted average assumptions used in estimating the fair value of the warrants issued in the April 2018
Offering using the Black-Scholes option pricing model as of the date of the initial closing of the offering and the date of the closing of the over-allotment option and September 30
, 2020
.

	September 30, 2020		April 24, 2018		April 13, 2018
Stock price	CAD$	18.55	CAD$	376.60	CAD$	344.75
Exercise price	CAD$	428.75	CAD$	428.75	CAD$	428.75
Warrant term		0.53 years		3.00 years		3.00 years
Expected volatility		107.16%		64.49%		64.20%
Risk-free interest rate		0.16%		2.02%		1.99%
Dividend rate		0.00%		0.00%		0.00%

The following table summarizes the weighted average assumptions used in estimating the fair value of the warrants granted in the April 2016 Offering using the Black-Scholes option pricing model as of the grant date and as of April 1, 2018 and December 31, 2018:

	December 31, 2018		April 1, 2018		Grant Date
Stock price	CAD$	448.00	CAD$	450.45	CAD$	190.75
Exercise price	CAD$	262.50	CAD$	262.50	CAD$	262.50
Warrant term		0.30 years		1.05 years		3.0 years
Expected volatility		83.56%		71.13%		83.83%
Risk-free interest rate		1.64%		1.60%		0.60%
Dividend rate		0.00%		0.00%		0.00%

December 2017 Financing
Summary of Weighted Average Assumptions Used in Estimating Fair Value of Warrants
The following table summarizes the weighted average assumptions used in estimating the fair value of the warrants granted in the December 2017 financing using the Black-Scholes option pricing model as of the grant dates and on April 1, 2018.

	April 1, 2018	December 29, 2017	December 28, 2017	December 22, 2017
Stock price	$353.85	$431.20	$435.75	$371.00
Exercise price	$428.75	$428.75	$428.75	$428.75
Warrant term	2.7 years	3.0 years	3.0 years	3.0 years
Expected volatility	65.40%	60.24%	60.24%	60.24%
Risk-free interest rate	2.39%	1.98%	2.00%	2.01%
Dividend rate	0.00%	0.00%	0.00%	0.00%

April 2018 Offering
Summary of Weighted Average Assumptions Used in Estimating Fair Value of Warrants
The following table summarizes the weighted average assumptions used in estimating the fair value of the warrants granted in the April 2018 Offering using the Black-Scholes option pricing model as of the date of the initial closing of the offering and the date of the closing of the over-allotment option, as well as of December 31, 2019.

	December 31, 2019		April 24, 2018		April 13, 2018
Stock price	CAD $	43.05	CAD $	376.60	CAD $	344.75
Exercise price	CAD $	428.75	CAD $	428.75	CAD $	428.75
Warrant term		1.28 years		3.00 years		3.00 years
Expected volatility		72.43%		64.49%		64.20%
Risk-free interest rate		1.72%		2.02%		1.99%
Dividend rate		0.00%		0.00%		0.00%